Financial Instruments (Detail Textuals 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Increase in Loss from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 1,180
Decrease in Loss from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	1,180
Decrease in Loss from continuing operations if Euro weakened 10% against functional currencies	1,038
Increase in Loss from continuing operations if Euro strengthened 10% against functional currencies	1,038
Decrease in Loss from continuing operations if Canadian dollar weakened 10% against functional currencies	9,911
Increase in Loss from continuing operations if Canadian dollar strengthened 10% against functional currencies	$ 9,911